Fees Summary	Apr. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,000,000,000
Previously Paid Amount	0
Total Fee Amount	306,200
Total Offset Amount	$ 0
Narrative Disclosure
(1)
The filing fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price of that offering is $2,000,000,000.

Net Fee	$ 306,200
Narrative - Max Aggregate Offering Price	$ 2,000,000,000
Final Prospectus	true